JPMORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Value Plus Fund
    (All Share Classes)
(series of JPMorgan Trust I)

JPMorgan Large Cap Value Fund
(All Share Classes)
(a series of JPMorgan Trust II)

JPMorgan Value Opportunities Fund
(All Share Classes)
(a series of JPMorgan Value Opportunities Fund, Inc.)

Supplement dated January 27, 2009
to the Prospectuses dated November 1, 2008, as supplemented

           The following information supersedes any information to the contrary relating to the Funds listed above (the “Funds”).  The information under the relevant heading for each Fund in the section “The Funds’ Management and Administration - The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Large Cap Value Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund.  Mr. Gutmann has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm.  Prior to joining JPMorgan, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and at Oppenheimer Capital from 1991 until 2000.  Ms. Miller is a portfolio manager on the Large Cap Value team since 2005.  She has been an employee of the firm since 2002 and has previously worked as an analyst with the U.S. equity team from 2003 to 2005 and as an analyst with the U.S. equity client portfolio management team from 2002 to 2003.  Ms. Miller is a CFA charterholder.

U.S. Equity Fund

The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, and Susan Bao, Vice President of JPMIM and a CFA charterholder. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

                                                                                                           SUP-________- ___

U.S. Large Cap Value Plus Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund. Information with respect to Mr. Gutmann and Ms. Miller is discussed above.

Value Opportunities Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund. Information with respect to Mr. Gutmann and Ms. Miller is discussed above.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN U.S. EQUITY FUNDS

JPMORGAN VALUE OPPORTUNITIES FUND, INC.
                                                                                                                                                                                                                                                           (All Share Classes)
(a series of JPMorgan Value Opportunities Fund, Inc.)

Supplement dated January 27, 2009
to the Statement of Additional Information dated November 1, 2008, as supplemented

The following sections replace the respective sections under the headings “Portfolio Manager’s Other Accounts Managed” and “Ownership of Securities”:

PORTFOLIO MANAGERS' OTHER ACCOUNTS MANAGED

The following table shows information regarding the other accounts managed by each portfolio manager as of June 30, 2008.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Alan Gutmann	6	1,751	1	94	5	119
Kelly Miller*	0	0	2	118	5	61

* Information is shown as of December 31, 2008.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2008.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Alan Gutmann	0	0	0	0	0	0
Kelly Miller*	0	0	0	0	0	0

* Information is shown as of December 31, 2008.

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities beneficially owned by the following portfolio manager as of June 30, 2008.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001 - $1,000,000	Over $1,000,000
Alan Gutmann	X
Kelly Miller*		X

* Information is shown as of December 31, 2008.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE